- Income Taxes - Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets relating to:
Net operating loss carryforwards	$ 36,369	$ 5,839
Goodwill	406	0
Reserve for mortgage repurchases and indemnifications	1,783	735
Stock-based compensation	987	5
Stock warrants issued	594	0
Deferred rent and leasehold improvements	572	288
Vacation accrual and contributions	231	72
Total deferred tax assets	40,942	6,939
Deferred tax liabilities relating to:
MSRs	64,161	15,830
Property and equipment	2,270	851
Loans held for sale and related derivatives	2,004	4,257
Other intangible assets	886	382
Deferred income taxes, net	28,379	14,381
Net deferred tax liabilities	$ 69,321	$ 21,320